Annual Total Returns- Janus Henderson Mid Cap Value Fund (Class L Shares) [BarChart] - Class L Shares - Janus Henderson Mid Cap Value Fund - Class L	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	15.01%	(2.33%)	10.47%	26.10%	8.98%	(3.81%)	19.34%	14.11%	(13.27%)	30.38%